FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Details) - Schedule of Fair Value of Financial Instruments - USD ($)	Jul. 31, 2023	Jul. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash	$ 1,001,814	$ 1,049,312
Marketable securities	2,300,441	2,761,069
Carrying Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	1,215,921	1,020,585
Restricted cash	1,001,814	1,049,312
Marketable securities	2,300,441	2,761,069
Security deposit payable	1,005,925	1,051,428
Mortgages payable	5,198,836	6,451,032
Fair Value [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash and cash equivalents	1,215,921	1,020,585
Restricted cash	1,001,814	1,049,312
Marketable securities	2,300,441	2,761,069
Security deposit payable	1,005,925	1,051,428
Mortgages payable	$ 4,558,652	$ 6,097,808